Earnout Liability (Tables)	9 Months Ended
Dec. 31, 2024
Earnout Liability [Abstract]
Summary of Continuity of Earnout Rights
Continuity of earnout rights are as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Opening balance	1,196,157	1,537,184

Dividend equivalents and other adjustments	16,176	37,534

Vested and settled	(320,000)	(288,164)

Cancellations	(172,786)	(90,397)

Ending balance	719,547	1,196,157